Capital stock - Narrative (Details)				12 Months Ended
	Nov. 05, 2025 $ / shares	Jan. 28, 2025 shares	Feb. 23, 2024 CAD ($) shares	Sep. 30, 2025 CAD ($) shares vote	Sep. 30, 2024 CAD ($) shares
Disclosure of classes of share capital [line items]
Withholding taxes remitted on the net settlement of performance share units				$ 52,888,000	$ 15,407,000
Purchase of treasury shares				13,323,000	66,847,000
Exercise of stock options				61,989,000	76,535,000
Purchase and cancellation of Class A subordinate voting shares				1,274,530,000	934,765,000
Net tax liability related to shares repurchased and issued				22,218,000	13,565,000
Tax payment related to shares repurchased and issued				$ 25,999,000	$ 0
Major ordinary share transactions
Disclosure of classes of share capital [line items]
Dividends declared (in CAD per share) | $ / shares	$ 0.17
PSUs
Disclosure of classes of share capital [line items]
Release of Class A subordinate voting shares held in trusts (in shares) | shares				765,318	280,265
Capital stock
Disclosure of classes of share capital [line items]
Release of Class A subordinate voting shares held in trusts (in shares) | shares				0	0
Release of Class A subordinate voting shares held in trusts				$ 46,050,000	$ 14,078,000
Purchase of treasury shares				13,323,000	66,847,000
Exercise of stock options				$ 74,319,000	$ 91,800,000
Purchased and cancelled (in shares) | shares				8,781,243,000	6,597,158,000
Purchased and cancelled				$ 77,462,000	$ 45,878,000
Capital stock | PSUs
Disclosure of classes of share capital [line items]
Release of Class A subordinate voting shares held in trusts (in shares) | shares				438,458	171,751
Contributed surplus
Disclosure of classes of share capital [line items]
Exercise of stock options				$ (12,330,000)	$ (15,265,000)
Preferred shares | Capital stock
Disclosure of classes of share capital [line items]
Number of votes per share | vote				1
Class A subordinate voting shares | Capital stock
Disclosure of classes of share capital [line items]
Number of votes per share | vote				1
Release of Class A subordinate voting shares held in trusts (in shares) | shares				0	0
Release of Class A subordinate voting shares held in trusts				$ 46,050,000	$ 14,078,000
Shares purchased (in shares) | shares				84,456	463,364
Purchase of treasury shares				$ 13,323,000	$ 66,847,000
Exercise of stock options				$ 74,319,000	$ 91,800,000
Purchased and cancelled (in shares) | shares				8,781,243,000	6,597,158,000
Purchased and cancelled				$ 77,462,000	$ 45,878,000
Class A subordinate voting shares | Capital stock | Current normal course issuer bid
Disclosure of classes of share capital [line items]
Number of shares authorized for purchase and cancellation (in shares) | shares		20,196,413
Purchased and cancelled (in shares) | shares			1,674,930	80,300
Purchased and cancelled			$ 250,000,000	$ 708,000
Purchase and cancellation of Class A subordinate voting shares				$ 9,935,000
Share issue related cost			370,000
Class A subordinate voting shares | Capital stock | Previous and current normal course issuer bid
Disclosure of classes of share capital [line items]
Purchased and cancelled (in shares) | shares				8,861,543	1,965,800
Purchased and cancelled				$ 1,258,466,000	$ 275,218,000
Class A subordinate voting shares | Capital stock | Normal course issuer bid - Caisse de depot
Disclosure of classes of share capital [line items]
Purchased and cancelled (in shares) | shares					2,887,878
Purchased and cancelled					$ 400,000,000
Class A subordinate voting shares | Capital stock | Previous normal course issuer bid
Disclosure of classes of share capital [line items]
Purchased and cancelled (in shares) | shares					68,550
Purchased and cancelled					$ 558,000
Purchase and cancellation of Class A subordinate voting shares					$ 9,177,000
Class A subordinate voting shares | Capital stock | Co-Founder and Advisor to the Executive Chairman of the Board
Disclosure of classes of share capital [line items]
Reclassified between classes of share capital (in shares) | shares					(900,000)
Class A subordinate voting shares | Capital stock | Company Wholly-owned by the Founder and Executive Chairman of the Board
Disclosure of classes of share capital [line items]
Reclassified between classes of share capital (in shares) | shares					(1,422,948)
Class A subordinate voting shares | Capital stock | PSUs
Disclosure of classes of share capital [line items]
Shares outstanding, held in trust (in shares) | shares				2,247,354	2,601,356
Class A subordinate voting shares | Contributed surplus
Disclosure of classes of share capital [line items]
Exercise of stock options				$ 12,330,000	$ 15,265,000
Class A subordinate voting shares | Retained earnings | Current normal course issuer bid
Disclosure of classes of share capital [line items]
Purchased and cancelled			$ 244,821,000
Class A subordinate voting shares | Retained earnings | Previous and current normal course issuer bid
Disclosure of classes of share capital [line items]
Purchased and cancelled				$ 1,181,004,000	258,883,000
Class A subordinate voting shares | Retained earnings | Normal course issuer bid - Caisse de depot
Disclosure of classes of share capital [line items]
Purchased and cancelled					$ 375,636,000
Class B shares (multiple voting) | Capital stock
Disclosure of classes of share capital [line items]
Number of votes per share | vote				10
Release of Class A subordinate voting shares held in trusts (in shares) | shares				0	0
Release of Class A subordinate voting shares held in trusts				$ 0	$ 0
Purchase of treasury shares				0	0
Exercise of stock options				$ 0	$ 0
Purchased and cancelled (in shares) | shares				0	0
Purchased and cancelled				$ 0	$ 0
Class B shares (multiple voting) | Capital stock | Co-Founder and Advisor to the Executive Chairman of the Board
Disclosure of classes of share capital [line items]
Reclassified between classes of share capital (in shares) | shares					900,000
Class B shares (multiple voting) | Capital stock | Company Wholly-owned by the Founder and Executive Chairman of the Board
Disclosure of classes of share capital [line items]
Reclassified between classes of share capital (in shares) | shares					1,422,948
Class B multiple voting shares converted to Class A subordinate voting shares | Capital stock | Current normal course issuer bid
Disclosure of classes of share capital [line items]
Purchased and cancelled (in shares) | shares			1,266,366